Note 19 - Stock-based Compensation (Detail) - Warrants Outstanding (USD $)	1 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Number of warrants	$ 100,000	$ 50,000
Expiration Date	Dec. 31, 2014	Jun. 30, 2013
Exercise Price per share (in Dollars per share)	$ 1.25
Report Total [Member]
Number of warrants	$ 150,000